Commitments and Contingencies (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Accrued expenses and other current liabilities	$ 600,000		$ 600,000	$ 600,000		$ 600,000
Invoices totaling amount				$ 1,400,000		1,400,000
Employee's contribution percentage				4.00%
Contributions plan amount	$ 200,000	$ 100,000		$ 500,000	$ 300,000
Other operating expenses						$ 600,000
Tortoise Acquisition Corp. II [Member]
Commitments and Contingencies (Details) [Line Items]
Share price (in Dollars per share)	$ 10.03		$ 10.49	$ 10.03		$ 10.49
Underwriting agreement, description			The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or approximately $12.1 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or approximately $12.1 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions.
CIBC National Trust Company [Member] | Tortoise Acquisition Corp. II [Member]
Commitments and Contingencies (Details) [Line Items]
Forward purchase agreement, description			The Company entered into a forward purchase agreement (the “Forward Purchase Agreement”), pursuant to which the Company may elect, in its sole and absolute discretion, to offer CIBC National Trust Company (“CIBC National Trust”) the opportunity to purchase forward purchase units, consisting of one Class A ordinary share (the “Forward Purchase Shares”) and one-fourth of one redeemable warrant (the “Forward Purchase Warrants”), where each whole redeemable warrant is exercisable to purchase one Class A ordinary share at an exercise price of $11.50 per share (the “Forward Purchase Units”), and, if CIBC National Trust accepts such offer, it commits to purchase at least a minimum aggregate amount equal to either (a) 10% of the gross proceeds from a private placement that may close simultaneously with the closing of the Initial Business Combination or (b) 10% of the gross proceeds from the Initial Public Offering (the “Minimum Aggregate Amount”), and up to a maximum aggregate amount of $100,000,000 of Forward Purchase Units at a price per unit equal to the public offering price (the “Maximum Aggregate Amount”).	The Company entered into a forward purchase agreement (the “Forward Purchase Agreement”), pursuant to which the Company may elect, in its sole and absolute discretion, to offer CIBC National Trust Company (“CIBC National Trust”) the opportunity to purchase forward purchase units, consisting of one Class A ordinary share (the “Forward Purchase Shares”) and one-fourth of one redeemable warrant (the “Forward Purchase Warrants”), where each whole redeemable warrant is exercisable to purchase one Class A ordinary share at an exercise price of $11.50 per share (the “Forward Purchase Units”), and, if CIBC National Trust accepts such offer, it commits to purchase at least a minimum aggregate amount equal to either (a) 10% of the gross proceeds from a private placement that may close simultaneously with the closing of the Initial Business Combination or (b) 10% of the gross proceeds from the Initial Public Offering (the “Minimum Aggregate Amount”), and up to a maximum aggregate amount of $100,000,000 of Forward Purchase Units at a price per unit equal to the Initial Public Offering price (the “Maximum Aggregate Amount”).
IPO [Member] | Tortoise Acquisition Corp. II [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)			4,500,000	4,500,000
Share price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00		$ 10.00
Deferred legal fees	$ 150,000		$ 150,000	$ 150,000		$ 150,000